Commitments & Contingencies (Details Textual)	1 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 28, 2017	Jan. 31, 2017	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2019 CNY (¥)
Commitments and Contingencies (Textual)
Rent expense				$ 505,798	$ 308,238		$ 114,096
Accrued rent expenses and penalties					111,885
Incurred interest expenses					$ 0		$ 0	$ 2,763
Non-cancellable capital lease agreements expired date				Expired on January 2017.
Lease agreements description	The Company ended its prior lease agreement and moved to new office location where it entered into a two year lease that expires on January 31, 2021.	Lease agreements for office space in Hangzhou, China for a duration of two years.	Lease agreement for office space in Hong Kong for a duration of two years.
Leasehold improvements, gross				$ 1,174,338
Capital commitments, description				The Company entered into a contract with a general contractor for $1,174,338 (RMB 8,000,000) to perform improvements to an event and meeting space at a new building in the Yuehuangshan South Fund Village Area of Hangzhou. As of March 31, 2019, the Company had prepaid $1,043,102 (RMB 7,000,000) and under the terms of the contract, is required to pay an additional $671,075 (RMB 1,000,000). The prepayments have been expensed to the Company's result of operations and have been classified as promotional expense.
Security deposit	$ 62,570
Leasehold improvements [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross				$ 1,043,102
Leasehold Improvements Additional [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross				$ 671,075
RMB [Member]
Commitments and Contingencies (Textual)
Accrued rent expenses and penalties | ¥						¥ 770,950
Leasehold improvements, gross | ¥									¥ 8,000,000
RMB [Member] | Leasehold improvements [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | ¥									7,000,000
RMB [Member] | Leasehold Improvements Additional [Member]
Commitments and Contingencies (Textual)
Leasehold improvements, gross | ¥									¥ 1,000,000